Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of thirty-two variable Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

Some of the variable Subaccounts invest in the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages all of the Fidelity Funds, except for the Fidelity VIP Index 500 Portfolio, which is managed by Geode Capital Management, LLC. Other variable Subaccounts invest in the portfolios of other portfolios managed by Morgan Stanley Asset Management ("Morgan Stanley") and Credit Suisse Asset Management, LLC for the Credit Suisse Trust Portfolios ("Credit Suisse"), ("Other Funds"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2005. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the Investment Options available in the Contract.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2005

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements 	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payments	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Signature Guarantee or Customer Authentication 	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose A Short-Term Redemption Fee	<Click Here>
Death Benefit	<Click Here>
Required Distributions Upon Death	<Click Here>
Annuity Date	<Click Here>
Selection of Annuity Income Options	<Click Here>
Fixed, Variable, or Combination Annuity Income Options	<Click Here>
Types of Annuity Income Options	<Click Here>
Reports to Owners	<Click Here>
The Guaranteed Account	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Automatic Deduction Plan	<Click Here>
Availability of Unisex	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Postponement of Payment	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

Your may direct your money to one or more of the thirty-two Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in the "The Funds" below. The Funds are managed by Fidelity Management & Research Company ("FMR"), Grode Capital Management, LLC ("Geode") Morgan Stanley Asset Management ("Morgan Stanley"), and Credit Suisse Asset Management, LLC ("Credit Suisse"). Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment and varies daily in price.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our General Account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

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Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page <Click Here>. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page <Click Here>. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page <Click Here>.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Federal Income Taxes.

(6) Exchange Charge.

(7) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(8) Other Taxes.

For further information on the charges described above, see Charges on page <Click Here>.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page <Click Here>.

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Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$ 15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	Same as current
Daily Administrative Charge	0.05%	Same as current
Total Separate Account Annual Expenses	0.80%	Same as current

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) 	0.10%	1.71%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Overseas Portfolio - Initial Class R ("Class R"), Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 275	$ 844	$ 1,440	$ 3,051

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 255	$ 785	$ 1,340	$ 2,856

Facts about Empire Fidelity Investments Life,
the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinatti, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently thirty-two Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Overseas - Class R	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®, while keeping transaction costs and other expenses low

Geode Capital Management, LLC
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management
CREDIT SUISSE
International Focus	Seeks long-term capital appreciation by investing in equity securities of issuers from at least three foreign countries	Credit Suisse Asset Management, LLC
Global Small Cap*	Seeks long-term growth of capital by investing in equity securities of small companies from at least three countries, including the U.S.	Credit Suisse Asset Management, LLC
Small Cap Growth	Seeks capital growth by investing in equity securities of small U.S. growth companies	Credit Suisse Asset Management, LLC

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

* Formerly known as Global Post-Venture Capital.

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Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page <Click Here>.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. See Tax Considerations on page <Click Here>. The smallest such payment we will accept is generally $2,500.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). To make an additional Purchase Payment of more than $100,000 from another Fidelity Account you must do so in writing. Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page <Click Here>. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page <Click Here>.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

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INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 5% of your purchase payment to that option. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not allocate more than 25% of any Purchase Payment to the Guaranteed Account and you may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive exchange activity can disrupt the portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

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Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all Fidelity Funds. Further, Contract Owners who have engaged in frequent trading in other Fidelity Funds - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures. EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block by the Fidelity Funds.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

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(2) Transactions of $1,000 or less will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any Purchase Payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2006, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page <Click Here>.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page <Click Here>.

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WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page <Click Here>. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page <Click Here>.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

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SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Manintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page <Click Here>. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

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8. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page <Click Here>.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Eight Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The eight Portfolios that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Overseas Portfolio - Class R, Technology Portfolio and Telecommunications & Utilities Growth Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.

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If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page <Click Here>.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

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  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

  You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

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You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

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The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

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All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

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Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page <Click Here>. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds.

The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

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AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.

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  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

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Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 19.21	 19.29	 3,698,367
2003	 19.18	 19.21	 4,363,388
2002	 19.01	 19.18	 6,516,221
2001	 18.39	 19.01	 7,752,678
2000	 17.44	 18.39	 6,407,471
1999	 16.72	 17.44	 4,136,411
1998	 15.98	 16.72	 3,614,051
1997	 15.30	 15.98	 2,510,803
1996	 14.66	 15.30	 3,144,313
1995	 13.99	 14.66	 2,086,339

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 25.76	 28.01	 874,466
2003	 20.41	 25.76	 943,788
2002	 19.89	 20.41	 875,338
2001	 22.71	 19.89	 516,815
2000	 29.53	 22.71	 546,640
1999	 27.53	 29.53	 638,885
1998	 29.00	 27.53	 854,157
1997	 24.89	 29.00	 868,993
1996	 22.05	 24.89	 820,013
1995	 18.47	 22.05	 605,822

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Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 49.70	 54.98	 2,084,808
2003	 38.44	 49.70	 2,066,220
2002	 46.65	 38.44	 2,080,260
2001	 49.49	 46.65	 2,469,234
2000	 46.01	 49.49	 2,473,943
1999	 43.62	 46.01	 3,107,272
1998	 39.39	 43.62	 3,922,539
1997	 31.05	 39.39	 4,666,312
1996	 27.44	 31.05	 4,755,212
1995	 20.52	 27.44	 4,481,146

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 53.18	 54.53	 1,586,764
2003	 40.35	 53.18	 1,886,270
2002	 58.20	 40.35	 1,848,860
2001	 71.24	 58.20	 2,251,331
2000	 80.67	 71.24	 2,597,027
1999	 59.17	 80.67	 2,559,285
1998	 42.76	 59.17	 2,171,438
1997	 34.97	 42.76	 2,229,721
1996	 30.80	 34.97	 2,503,391
1995	 22.98	 30.80	 2,004,576

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 26.95	 27.92	 2,019,332
2003	 25.82	 26.95	 2,428,368
2002	 23.59	 25.82	 3,274,381
2001	 21.92	 23.59	 2,700,700
2000	 19.87	 21.92	 960,552
1999	 20.24	 19.87	 854,243
1998	 18.75	 20.24	 986,932
1997	 17.36	 18.75	 442,121
1996	 16.99	 17.36	 382,801
1995	 14.63	 16.99	 358,773

EVA7

Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 29.97	 31.35	 1,979,586
2003	 25.61	 29.97	 2,032,574
2002	 28.28	 25.61	 2,107,097
2001	 29.73	 28.28	 2,470,528
2000	 31.19	 29.73	 2,617,181
1999	 28.30	 31.19	 2,929,733
1998	 24.80	 28.30	 3,305,949
1997	 20.76	 24.80	 3,604,315
1996	 18.29	 20.76	 3,900,514
1995	 15.80	 18.29	 4,435,615

Index 500 Subaccount

Accumulation Unit Value at 2003 Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 29.12	 31.95	 2,529,910
2003	 22.86	 29.12	 2,511,912
2002	 29.64	 22.86	 2,454,902
2001	 33.99	 29.64	 2,780,870
2000	 37.78	 33.99	 2,962,199
1999	 31.60	 37.78	 3,374,350
1998	 24.83	 31.60	 3,273,507
1997	 18.90	 24.83	 3,001,334
1996	 15.54	 18.90	 1,887,371
1995	 11.44	 15.54	 802,405

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 19.57	 20.58	 818,748
2003	 16.00	 19.57	 863,900
2002	 19.09	 16.00	 923,298
2001	 20.78	 19.09	 1,047,906
2000	 23.93	 20.78	 1,211,816
1999	 20.93	 23.93	 1,348,488
1998	 17.95	 20.93	 1,483,958
1997	 14.50	 17.95	 1,760,200
1996	 12.20	 14.50	 1,163,007
1995*	 10.00	 12.20	 396,158

* Period from 1/9/95 to 12/31/95

EVA7

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 30.07	 34.44	 4,298,023
2003	 23.60	 30.07	 4,155,065
2002	 26.24	 23.60	 4,337,812
2001	 30.14	 26.24	 4,850,095
2000	 32.54	 30.14	 5,520,275
1999	 26.40	 32.54	 6,109,331
1998	 20.47	 26.40	 6,211,520
1997	 16.66	 20.47	 6,419,636
1996	 13.87	 16.66	 5,882,023
1995*	 10.00	 13.87	 3,685,097

* Period from 1/9/95 to 12/31/95

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.27	 11.98	 1,078,487
2003	 8.75	 11.27	 1,094,087
2002	 11.28	 8.75	 918,220
2001	 13.29	 11.28	 1,030,600
2000	 16.15	 13.29	 1,206,454
1999	 15.62	 16.15	 1,944,990
1998	 12.63	 15.62	 2,691,359
1997*	 10.00	 12.63	 2,558,459

* Period from 1/27/97 to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 14.21	 14.87	 923,215
2003	 12.17	 14.21	 923,908
2002	 13.44	 12.17	 742,286
2001	 13.77	 13.44	 696,812
2000	 14.50	 13.77	 544,049
1999	 13.98	 14.50	 618,139
1998	 11.98	 13.98	 537,166
1997*	 10.00	 11.98	 371,377

* Period from 1/27/97 to 12/31/97

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 15.51	 16.28	 1,794,045
2003	 12.63	 15.51	 2,068,732
2002	 15.27	 12.63	 1,990,384
2001	 16.87	 15.27	 2,319,955
2000	 17.65	 16.87	 2,461,764
1999	 16.29	 17.65	 3,400,637
1998	 12.68	 16.29	 3,974,242
1997*	 10.00	 12.68	 2,163,555

* Period from 1/27/97 to 12/31/97

EVA7

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 13.24	 16.41	 3,714,877
2003	 9.63	 13.24	 3,063,106
2002	 10.76	 9.63	 3,091,996
2001	 11.21	 10.76	 3,355,924
2000*	 10.00	 11.21	 3,559,175

* Period from 4/30/00 to 12/31/00

Consumer Industries

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 10.08	 10.93	 64,349
2003	 8.12	 10.08	 59,696
2002	 9.79	 8.12	 70,774
2001*	 10.00	 9.79	 30,048

* Period from 7/30/01 to 12/31/01

Cyclical Industries Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.06	 13.62	 248,003
2003	 8.06	 11.06	 101,600
2002	 10.12	 8.06	 35,016
2001*	 10.00	 10.12	 40,188

* Period from 7/30/01 to 12/31/01

Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.09	 12.30	 318,253
2003	 8.56	 11.09	 308,770
2002	 9.74	 8.56	 283,895
2001*	 10.00	 9.74	 220,235

* Period from 7/30/01 to 12/31/01

Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 9.64	 10.42	 660,277
2003	 8.36	 9.64	 487,009
2002	 10.17	 8.36	 451,704
2001*	 10.00	 10.17	 485,975

* Period from 7/30/01 to 12/31/01

Natural Resource Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 10.66	 13.10	 661,071
2003	 8.22	 10.66	 194,772
2002	 9.38	 8.22	 128,633
2001*	 10.00	 9.38	 61,169

* Period from 7/30/01 to 12/31/01

EVA7

Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 9.22	 9.19	 1,012,717
2003	 5.84	 9.22	 1,298,208
2002	 9.46	 5.84	 416,025
2001*	 10.00	 9.46	 365,896

* Period from 7/30/01 to 12/31/01

Telecommunications & Utilities Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 7.56	 9.34	 202,533
2003	 6.04	 7.56	 54,773
2002	 8.68	 6.04	 53,612
2001*	 10.00	 8.68	 51,910

* Period from 7/30/01 to 12/31/01

Dynamic Capital Appreciation

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.04	 11.10	 151,353
2003*	 10.00	 11.04	 78,411

* Period from 9/26/2003 to 12/31/2003

Real Estate

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.00	 14.63	 677,953
2003*	 10.00	 11.00	 160,097

* Period from 9/26/2003 to 12/31/2003

Value Strategies

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.38	 12.89	 1,317,623
2003*	 10.00	 11.38	 760,895

* Period from 9/26/2003 to 12/31/2003

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 15.84	 17.30	 263,269
2003	 12.49	 15.84	 302,890
2002	 11.53	 12.49	 173,502
2001	 10.56	 11.53	 104,824
2000	 9.55	 10.56	 66,876
1999	 7.44	 9.55	 29,863
1998	 10.48	 7.44	 36,909
1997*	 10.00	 10.48	 32,130

* Period from 11/24/97 to 12/31/97

EVA7

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 11.02	 13.45	 907,028
2003	 7.42	 11.02	 1,006,217
2002	 8.21	 7.42	 439,225
2001	 8.85	 8.21	 367,417
2000	 14.68	 8.85	 446,604
1999	 7.56	 14.68	 377,828
1998	 10.05	 7.56	 71,567
1997*	 10.00	 10.05	 20,806

* Period from 11/24/97 to 12/31/97

Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 12.82	 14.44	 378,809
2003	 10.02	 12.82	 282,897
2002	 12.15	 10.02	 277,957
2001	 13.18	 12.15	 154,160
2000	 11.92	 13.18	 109,456
1999	 11.54	 11.92	 125,106
1998	 10.25	 11.54	 152,473
1997*	 10.00	 10.25	 29,979

* Period from 11/24/97 to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 9.60	 11.17	 329,016
2003	 7.59	 9.60	 263,524
2002	 9.20	 7.59	 242,075
2001	 11.49	 9.20	 73,201
2000	 13.23	 11.49	 80,524
1999	 10.65	 13.23	 76,112
1998	 9.86	 10.65	 75,635
1997*	 10.00	 9.86	 17,042

* Period from 11/24/97 to 12/31/97

International Focus Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 9.35	 10.64	 138,874
2003	 7.08	 9.35	 149,225
2002	 8.91	 7.08	 144,284
2001	 11.56	 8.91	 154,415
2000	 15.73	 11.56	 200,480
1999	 10.33	 15.73	 123,854
1998	 9.89	 10.33	 29,229
1997*	 10.00	 9.89	 3,206

* Period from 11/24/97 to 12/31/97

EVA7

Global Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 9.57	 11.20	 167,247
2003	 6.53	 9.57	 535,736
2002	 10.00	 6.53	 111,573
2001	 14.13	 10.00	 145,542
2000	 17.57	 14.13	 195,085
1999	 10.83	 17.57	 51,197
1998	 10.25	 10.83	 45,815
1997*	 10.00	 10.25	 6,514

* Period from 11/24/97 to 12/31/97

Small Cap Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	 10.81	 11.88	 614,004
2003	 7.33	 10.81	 787,236
2002	 11.15	 7.33	 407,244
2001	 13.38	 11.15	 534,508
2000	 16.47	 13.38	 674,515
1999	 9.82	 16.47	 258,085
1998	 10.19	 9.82	 93,472
1997*	 10.00	 10.19	 28,265

* Period from 11/24/97 to 12/31/97

Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004*	 10.00	 10.89	 528,201

* Period from 4/30/04 to 12/31/04

Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004*	 10.00	 11.12	 344,160

* Period from 4/30/04 to 12/31/04

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Table of Contents of the
Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Transfers Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0405
1.756512.105

EVA7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinatti, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

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25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

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Fidelity Retirement Reserves®
and Retirement Reserves
Supplement to each Prospectus
April 30, 2005

Effective July 1, 2005, twelve additional Funds are available to you in your variable annuity. This means that you now have forty-four Funds from which to choose.

The twelve new Funds are known as Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Aggressive Growth Portfolio, Fidelity VIP Growth Stock Portfolio, Fidelity VIP Value Portfolio, Fidelity VIP Value Leaders, Fidelity VIP Freedom Income Portfolio, Fidelity VIP Freedom 2005 Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2025 Portfolio, and Fidelity VIP Freedom 2030 Portfolio.

The addition of these twelve Funds has changed the minimum and maximum total operating expense range from 0.10% to 2.42%. These are expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Please note that investments in the Fidelity VIP International Capital Appreciation Portfolio transferred or withdrawn in less than 60 days will be assessed a 1% redemption fee, which is retained by the fund.

The addition of these twelve Funds has also changed the numbers in the "Examples" section on page 4 of the current prospectus. This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 Year	3 Years	5 Years	10 Years
$ 346	$ 1,053	$ 1,784	$ 3,712

(2) Assuming current contract charges:

1 Year	3 Years	5 Years	10 Years
$ 326	$ 995	$ 1,688	$ 3,531

The following table describes the investment objective of each of the twelve new Funds. Except for the Fidelity VIP Freedom Funds, Fidelity Management & Research Company is the Investment Adviser for each Fund. Strategic Advisers Inc. is the investment adviser for each of the Fidelity VIP Freedom Funds. There is no assurance that any Fund will meet its investment objective. This information is just a summary for each underlying Fund. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective
Fidelity VIP International Capital	Seeks capital appreciation
Fidelity VIP Freedom Income	Seeks high total return with a secondary objective of principal preservation
Fidelity VIP Freedom 2005	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2010	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2015	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2020	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2025	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Freedom 2030	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity VIP Aggressive Growth	Seeks capital appreciation
Fidelity VIP Growth Stock	Seeks capital appreciation
Fidelity VIP Value	Seeks capital appreciation
Fidelity VIP Value Leaders	Seeks capital appreciation

Effective July 1, 2005
NRR/EVA-SUP-0605